Loans (Impaired Loans Information) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended	12 Months Ended
		Sep. 30, 2018	Mar. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	¥ 434,131	¥ 478,527
Recorded investment not requiring an allowance for loan losses	[1],[2]	133,713	136,733
Total		567,844	615,260
Unpaid principal balance		614,914	664,870
Related allowance	[3]	132,180	152,513
Average recorded investment		591,552	756,205
Interest income recognized	[4]	3,771	8,091
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	401,540	415,181
Recorded investment not requiring an allowance for loan losses	[1],[2]	86,744	90,450
Total		488,284	505,631
Unpaid principal balance		521,702	539,541
Related allowance	[3]	118,323	124,180
Average recorded investment		496,957	604,617
Interest income recognized	[4]	3,254	7,049
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	111,026	135,083
Recorded investment not requiring an allowance for loan losses	[1],[2]	6,553	6,987
Total		117,579	142,070
Unpaid principal balance		122,029	146,857
Related allowance	[3]	40,969	45,750
Average recorded investment		129,824	218,899
Interest income recognized	[4]	714	1,869
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	30,818	31,557
Recorded investment not requiring an allowance for loan losses	[1],[2]	8,837	9,276
Total		39,655	40,833
Unpaid principal balance		47,362	48,752
Related allowance	[3]	4,032	4,411
Average recorded investment		40,244	49,926
Interest income recognized	[4]	240	516
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	62,557	48,691
Recorded investment not requiring an allowance for loan losses	[1],[2]	8,832	9,384
Total		71,389	58,075
Unpaid principal balance		76,953	64,348
Related allowance	[3]	17,226	13,305
Average recorded investment		64,732	60,198
Interest income recognized	[4]	493	919
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	117,212	119,463
Recorded investment not requiring an allowance for loan losses	[1],[2]	9,870	11,421
Total		127,082	130,884
Unpaid principal balance		136,833	139,556
Related allowance	[3]	39,610	42,798
Average recorded investment		128,983	139,333
Interest income recognized	[4]	905	1,842
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	28,043	25,019
Recorded investment not requiring an allowance for loan losses	[1],[2]	2,815	2,508
Total		30,858	27,527
Unpaid principal balance		31,814	28,480
Related allowance	[3]	8,688	6,862
Average recorded investment		29,193	25,672
Interest income recognized	[4]	198	370
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	5,545	8,392
Recorded investment not requiring an allowance for loan losses	[1],[2]	3,826	3,949
Total		9,371	12,341
Unpaid principal balance		9,371	12,341
Related allowance	[3]	813	3,176
Average recorded investment		10,856	8,648
Interest income recognized	[4]	47	78
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	5,357	3,650
Recorded investment not requiring an allowance for loan losses	[1],[2]	77	89
Total		5,434	3,739
Unpaid principal balance		5,565	3,869
Related allowance	[3]	4,000	3,563
Average recorded investment		4,586	4,537
Interest income recognized	[4]	15	53
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	40,982	43,326
Recorded investment not requiring an allowance for loan losses	[1],[2]	45,934	46,836
Total		86,916	90,162
Unpaid principal balance		91,775	95,338
Related allowance	[3]	2,985	4,315
Average recorded investment		88,539	97,404
Interest income recognized	[4]	642	1,402
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1],[5]	32,591	63,346
Recorded investment not requiring an allowance for loan losses	[1],[2],[5]	46,969	46,283
Total	[5]	79,560	109,629
Unpaid principal balance	[5]	93,212	125,329
Related allowance	[3],[5]	13,857	28,333
Average recorded investment	[5]	94,595	151,588
Interest income recognized	[4],[5]	¥ 517	¥ 1,042

[1]	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group's policy for placing loans in nonaccrual status corresponds to the Group's definition of impaired loans.
[2]	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.
[3]	The allowance for loan losses on impaired loans includes the allowance for groups of loans which were collectively evaluated for impairment, in addition to the allowance for those loans that were individually evaluated for impairment. The total carrying amount of the groups of loans which were collectively evaluated for impairment at March 31, 2018 and September 30, 2018 was ¥245,809 million and ¥252,407 million, respectively.
[4]	Amounts represent the amount of interest income on impaired loans recognized on a cash basis and included in Interest income on loans in the consolidated statements of income.
[5]	The majority of Total foreign consist of Commercial and Industrial loans.